REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS.
Schedule of geographic revenues are presented according to customers' location

USD million	2023	2022	2021
EMEA[1]	1,450.3	1,270.7	1,225.6
Americas[2]	1,726.8	1,504.4	1,253.0
Greater China[3]	841.4	523.8	372.9
Asia Pacific[4]	350.0	249.9	215.0
Total	4,368.4	3,548.8	3,066.5

1	Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 6% of the total Group revenue and is therefore not deemed individually material for the Group in all years presented.
2	Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 74.1%, 79.9% and 78.6% of the sales of the region for 2023, 2022 and 2021, respectively. No other area in the region generated more than 9% of the total Group revenue and is therefore not deemed individually material for the Group in all years presented.
3	Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 94.7%, 96.5% and 95.9% of the sales of the region for 2023, 2022 and 2021, respectively. No other country in the region generated more than 1% of the total Group revenue and is therefore not deemed individually material for the Group in all years presented.
4	Excludes Greater China. The Company has own sales companies in Japan, South Korea, Australia and Malaysia in the region. No country in this region is deemed individually material in terms of revenues for the Group.

Schedule of breakdown of revenue by segments and channels

USD million	2023	2022	2021
Technical Apparel	1,592.8	1,095.5	950.7
Outdoor Performance	1,667.8	1,416.5	1,235.7
Ball & Racquet Sports	1,107.8	1,036.7	880.1
Total	4,368.4	3,548.8	3,066.5

USD million	2023	2022	2021
Wholesale	2,809.6	2,502.7	2,236.3
Retail	840.4	532.3	425.8
E-commerce	718.4	513.8	404.4
Total	4,368.4	3,548.8	3,066.5

Schedule of right of return of assets and refund liabilities

USD million	December 31, 2023	December 31, 2022
Right of return assets	14.3	11.4
Refund liabilities	35.5	38.2